RELATED PARTY TRANSACTIONS - Compensation (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Key management personnel
Disclosure of transactions between related parties [line items]
Compensation paid	$ 5,305.0	$ 3,982.9